Investment Strategy - REX Crypto Equity Premium Income ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the BITA Crypto Assets & Digital Payments Index (the “Index”). The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation and current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the securities of the companies comprising the Index, subject to a limitation on the opportunity to profit from an increase in the share price above the strike price of written options. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% Policy.

The Fund seeks to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. As further described below, the Fund intends to write covered call options on the securities in its portfolio to provide income, while maintaining exposure to the share price returns of the companies comprising the Index through its investments in the underlying securities. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. The Fund’s options contracts provide:

●	exposure to the share price returns (subject to a limitation on the opportunity to profit from an increase in the share price above the strike price of written options), and

●	current income from the option premiums
The Fund’s net asset value (“NAV”) will likely not directly correlate on a day-to-day basis with the returns of the individual stocks comprising the Index. The Fund would expect to lose value in a declining market, although such losses would be offset to a certain extent by the premiums received on written call options on the underlying securities. In a rising market, the Fund would expect to lag the market because the written call options would be more likely to be exercised, reducing the Fund’s upside potential on the underlying security. In a flat market, the Fund would expect to exceed the return on the Index as a result of the receipt of premiums on options written on the underlying securities.
About the Index

The BITA Crypto Assets and Digital Payments Index (the “Index”) is a rules-based composite index that tracks the market performance of 25 companies, listed on regulated exchanges based in the US, that are actively engaged in crypto-related activities. Crypto-related activities include, but are not limited to, activities such as crypto asset mining, trading, custody, blockchain technology development, and the creation of digital payment solutions.

The Index offers investors exposure to firms at the forefront of revolutionizing the financial industry by leveraging blockchain technology and digital innovations to create new financial ecosystems. The Index is weighted by liquidity and is reconstituted quarterly and rebalanced monthly, providing a dynamic reflection of market trends.

"Crypto assets" and "digital payments" refer to financial technologies that enable transactions using digital or virtual methods of payment, rather than traditional physical money. Crypto assets operate on decentralized networks based on blockchain technology, which is a distributed ledger system that ensures transparency and security through cryptographic methods. These digital currencies, such as bitcoin and ether, utilize blockchain to facilitate peer-to-peer transactions without the need for intermediaries like banks. Digital payments encompass a broader range of financial transactions conducted electronically, including those made with crypto assets, as well as traditional methods like credit and debit cards, mobile wallets, and electronic bank transfers. While crypto assets are a specific type of digital currency leveraging blockchain, digital payments refer to the overall ecosystem of electronic transaction methods, encompassing various technologies and platforms designed to simplify and expedite financial exchanges. Although crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The initial universe is composed of globally listed equity securities, issued by companies involved in products, services and activities classified in the following sub-themes:

1. Blockchain Technology: The subtheme encompasses companies at the forefront of developing and implementing blockchain technology. These entities are involved in creating distributed ledger systems that underpin crypto assets and enable secure, transparent, and decentralized record-keeping. The focus includes enterprises that design blockchain protocols, develop smart contracts, and offer blockchain-as-a-service (BaaS) solutions to enhance transaction integrity and traceability across various industries. Smart contracts are digital contracts stored on a blockchain that are automatically executed when predetermined terms and conditions are met.

2. Crypto Asset Management and Trading: The subtheme focuses on companies providing platforms, tools, and services for managing and trading crypto assets and digital assets. It includes crypto asset trading platforms, custodial services, digital wallets, and portfolio management solutions designed to help individuals and institutions securely trade, store, and optimize their crypto holdings. These companies facilitate liquidity, price discovery, and the secure handling of digital assets in the rapidly evolving crypto market.
3. Crypto Banking, Payment, and Services: Companies in this subtheme offer a range of financial services tailored to the needs of the crypto economy. This includes crypto-friendly banks, payment processors, and fintech companies that provide lending, borrowing, remittance, and transactional services using digital currencies. They are at the cutting edge of integrating traditional banking with blockchain technology, enabling seamless crypto payments and financial transactions across global networks.

4. Crypto Mining: The Crypto Mining subtheme comprises companies engaged in the extraction of crypto assets through the process of mining. Bitcoin mining refers to the process whereby a global network of computers running the Bitcoin code work to ensure that transactions are legitimate and added correctly to the Bitcoin blockchain. Mining involves a “proof of work” consensus mechanism in which a miner must first solve a complex algorithm. The miner that solves the algorithm is awarded the right to validate a series of transactions on the Bitcoin blockchain, called a block, and is paid a transaction fee and awarded new bitcoin. This is how new bitcoin is entered into circulation. These entities provide the infrastructure, hardware, and software necessary to perform complex computations that validate and secure blockchain transactions. This includes the production of specialized mining equipment, the operation of mining farms, and innovations in energy-efficient mining technologies that aim to reduce the environmental impact of the mining process.

5. Digital Payment Systems: This subtheme includes companies developing and managing digital payment platforms that facilitate the exchange of value in a digital format. It covers a wide range of technologies from mobile payment systems to peer-to-peer payment platforms, digital wallets, and cross-border payment solutions. These companies are driving the shift from traditional payment methods to more efficient, secure, and inclusive digital payment ecosystems, supporting both fiat currencies and crypto assets.

Each company’s thematic alignment is determined using publicly available revenue data provided by the company through regulatory filings such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks and other similar regulatory filings, quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as news.

The final eligible universe for inclusion is determined through a series of screens and filters. First, a minimum market capitalization of USD 75 million is required. Next, securities are selected based on thematic exposure through one of three routes: (a) purity leaders, where securities of companies with thematic exposure accounting for 50% or more of their total revenue are included; (b) revenue leaders, where the top 10 companies by absolute thematic revenue dollar amount—calculated by multiplying total revenue by thematic exposure percentage—are selected; and (c) direct exposure to crypto assets, where companies holding crypto assets valued at least USD 10 million are included. Additionally, companies must have a three-month average daily traded value (ADTV) of at least USD 1 million, and only ordinary shares and ADRs are admitted. Finally, companies eligible for inclusion must trade on the New York Stock Exchange or NASDAQ, and have a minimum free float percentage of 20%.
On each Determination Date all securities within the eligible universe are ranked in descending order of their ADTV over the past 12 months. In the case of companies that have had their IPO in the past 3 to 12 months, the ADTV is taken over the past 3 months. The following securities are selected for the Index: the 20 best ranked eligible securities that were assigned to the “Blockchain Technology”, “Crypto Asset Management and Trading”, “Crypto Banking, Payment and Services” or “Crypto Mining” sub-themes in the Initial Universe (“Crypto Assets Leaders”), and the 5 best ranked securities that were assigned to the “Digital Payment Systems” sub-theme (“Digital Payments Leaders”).

If a company has more than one share class that qualifies for inclusion in the Index, only the share class with the highest 3-month ADTV will be considered for inclusion.

On each Determination Day, the selected 25 companies are initially weighted according to their 12-month ADTV. Constituents classified as Crypto Assets Leaders and Digital Payments Leaders are assigned a fixed combined percentage of 80% and 20% of the total index weighting, respectively.

To avoid undue concentration, the weights of all index constituents are subject to the following capping constraints: The weights of each issuer cannot exceed 5% of the total index weight. The weights in excess are redistributed proportionally among the rest of the uncapped securities inside the Crypto Assets Leaders and Digital Payments Leaders.

As of October 31, 2025, the Index included 25 companies and had a market capitalization range of approximately $1.9 billion to $4.6 trillion.

About the Fund’s Strategy
The Fund seeks to provide exposure to companies that are actively engaged in crypto-related activities such as crypto asset mining, trading, custody, blockchain technology development, and the creation of digital payment solutions and seeks to generate income by selling call options on the stocks of these companies.

The Fund intends to create long exposure to the Index by purchasing and holding each of the stocks included in the Index with the weight of each stock substantially corresponding to the weight of such stock in the Index. The Fund may hold fewer than all of the stocks comprising the Index, or hold stocks of companies that are not components of the Index that are, in the opinion of the Adviser, at the forefront of crypto asset technologies. The Fund’s stock holdings would typically differ from the Index components when the Adviser believes that there is not sufficient liquidity in the market for the options that would be written on the particular stock to effectively implement the Fund’s covered call strategy.

The Fund generates current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The Fund intends to write call options on approximately 100% of its holdings of each portfolio security, and will not write call options on securities that the Fund does not hold. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are out of the money, which will allow for some capital appreciation, as well as income generation - the degree to which the
Fund’s written call options will be out of the money when written will depend on market conditions at the time. “Out of the money” call options are those with a strike price that is above the current market price of the underlying security. “In the money” call options are those with a strike price that is below the current market price of the underlying security. “At the money” call options are those with a strike price that is equal to the current market price of the underlying security. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). The Fund typically will write call options with a term of 30 days or less. A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. As a result, the covered call strategy limits the upside potential on the underlying security, but the Fund is fully exposed to the downside if the security decreases in value.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

The Fund’s Use Of Option Contracts

The Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument.

Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX Options, see “Exchange Traded Options Portfolio”.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the BITA Crypto Assets & Digital Payments Index (the “Index”).